American Funds Insurance Series - Portfolio Series®
American Funds Global Growth Portfolio
Investment portfolio
September 30, 2019
unaudited
Growth funds 70.08%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	496,002	$14,493
American Funds Insurance Series - New World Fund, Class 1	406,630	9,682
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	198,609	4,828
American Funds Insurance Series - Growth Fund, Class 1	66,909	4,828
Total growth funds (cost: $32,309,000)		33,831
Growth-and-income funds 30.02%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	976,655	14,494
Total growth-and-income funds (cost: $13,852,000)		14,494
Total investment securities 100.10% (cost: $46,161,000)		48,325
Other assets less liabilities (0.10)%		(46)
Net assets 100.00%		$48,279
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Growth funds 70.08%
American Funds Insurance Series - Global Growth Fund, Class 1	414,266	127,926	46,190	496,002	$(48)	$1,527	$23	$14,493
American Funds Insurance Series - New World Fund, Class 1	338,771	103,946	36,087	406,630	—[1]	999	20	9,682
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	163,807	61,011	26,209	198,609	(29)	456	4	4,828
American Funds Insurance Series - Growth Fund, Class 1	51,065	22,282	6,438	66,909	(14)	94	11	4,828
								33,831
Growth-and-income funds 30.02%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	819,083	252,893	95,321	976,655	(70)	1,637	50	14,494
Total 100.10%					$(161)	$4,713	$108	$48,325
[1]	Amount less than one thousand.
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 10

American Funds Growth and Income Portfolio
Investment portfolio
September 30, 2019
unaudited
Growth funds 14.98%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	475,274	$34,296
Total growth funds (cost: $34,133,000)		34,296
Growth-and-income funds 29.96%
American Funds Insurance Series - Growth-Income Fund, Class 1	968,844	45,759
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,539,165	22,841
Total growth-and-income funds (cost: $67,064,000)		68,600
Equity-income and Balanced funds 25.03%
American Funds Insurance Series - Capital Income Builder, Class 1	5,603,803	57,327
Total equity-income and balanced funds (cost: $55,398,000)		57,327
Fixed income funds 30.11%
American Funds Insurance Series - Bond Fund, Class 1	4,053,387	46,006
American Funds Insurance Series - Global Bond Fund, Class 1	1,889,970	22,944
Total fixed income funds (cost: $66,118,000)		68,950
Total investment securities 100.08% (cost: $222,713,000)		229,173
Other assets less liabilities (0.08)%		(184)
Net assets 100.00%		$228,989
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Growth funds 14.98%
American Funds Insurance Series - Growth Fund, Class 1	357,569	150,602	32,897	475,274	$(58)	$734	$76	$34,296
Growth-and-income funds 29.96%
American Funds Insurance Series - Growth-Income Fund, Class 1	735,529	280,660	47,345	968,844	(108)	1,409	139	45,759
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,267,630	373,976	102,441	1,539,165	(123)	2,561	75	22,841
								68,600
Equity-income and Balanced funds 25.03%
American Funds Insurance Series - Capital Income Builder, Class 1	4,458,865	1,346,385	201,447	5,603,803	(33)	4,153	1,220	57,327
Fixed income funds 30.11%
American Funds Insurance Series - Bond Fund, Class 1	3,282,224	1,012,331	241,168	4,053,387	(54)	3,311	232	46,006
American Funds Insurance Series - Global Bond Fund, Class 1	1,528,939	412,534	51,503	1,889,970	(3)	1,213	156	22,944
								68,950
Total 100.08%					$(379)	$13,381	$1,898	$229,173
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 10

American Funds Managed Risk Growth Portfolio
Investment portfolio
September 30, 2019
unaudited
Growth funds 45.57%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,639,751	$334,804
American Funds Insurance Series – International Fund, Class 1	6,955,554	134,521
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	5,471,702	133,017
Total growth funds (cost: $588,709,000)		602,342
Growth-and-income funds 30.43%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,680,702	268,300
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,621,439	133,936
Total growth-and-income funds (cost: $406,544,000)		402,236
Fixed income funds 20.76%
American Funds Insurance Series – Bond Fund, Class 1	24,172,815	274,361
Total fixed income funds (cost: $262,447,000)		274,361
Short-term securities 3.29%
Government Cash Management Fund	43,558,691	43,559
Total short-term securities (cost: $43,559,000)		43,559
Total investment securities 100.05% (cost: $1,301,259,000)		1,322,498
Other assets less liabilities (0.05)%		(708)
Net assets 100.00%		$1,321,790
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2019[2] (000)	Unrealized depreciation at 9/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	415	December 2019	$41,500	$49,447	$(367)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Growth funds 45.57%
American Funds Insurance Series – Growth Fund, Class 1	3,900,112	926,778	187,139	4,639,751	$1,653	$6,166	$777	$334,804
American Funds Insurance Series – International Fund, Class 1	6,058,851	1,040,361	143,658	6,955,554	(24)	10,195	224	134,521
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	4,924,077	697,295	149,670	5,471,702	(383)	12,877	99	133,017
								602,342
Growth-and-income funds 30.43%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,765,212	1,012,740	97,250	5,680,702	(30)	8,554	850	268,300
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	8,642,917	2,097,843	119,321	10,621,439	(55)	1,686	554	133,936
								402,236
Fixed income funds 20.76%
American Funds Insurance Series – Bond Fund, Class 1	21,057,734	4,328,587	1,213,506	24,172,815	118	20,207	1,452	274,361
Total 96.76%					$1,279	$59,685	$3,956	$1,278,939
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 5 of 10

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
September 30, 2019
unaudited
Growth funds 15.12%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,449,875	$176,783
Total growth funds (cost: $174,066,000)		176,783
Growth-and-income funds 40.42%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	15,941,299	236,569
American Funds Insurance Series – Growth-Income Fund, Class 1	5,000,992	236,197
Total growth-and-income funds (cost: $452,468,000)		472,766
Equity-income and Balanced funds 25.46%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	29,105,523	297,749
Total equity-income and balanced funds (cost: $286,994,000)		297,749
Fixed income funds 15.41%
American Funds Insurance Series – Bond Fund, Class 1	7,954,906	90,288
American Funds Insurance Series – Global Bond Fund, Class 1	7,406,981	89,921
Total fixed income funds (cost: $173,356,000)		180,209
Short-term securities 3.65%
Government Cash Management Fund	42,671,529	42,672
Total short-term securities (cost: $42,672,000)		42,672
Total investment securities 100.06% (cost: $1,129,556,000)		1,170,179
Other assets less liabilities (0.06)%		(666)
Net assets 100.00%		$1,169,513
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2019[2] (000)	Unrealized depreciation at 9/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	410	December 2019	$41,000	$48,851	$(366)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Growth funds 15.12%
American Funds Insurance Series – Growth Fund, Class 1	2,122,993	471,661	144,779	2,449,875	$1,133	$3,326	$416	$176,783
Growth-and-income funds 40.42%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	15,008,970	1,758,350	826,021	15,941,299	1,420	25,973	816	236,569
American Funds Insurance Series – Growth-Income Fund, Class 1	4,331,416	835,342	165,766	5,000,992	408	7,520	756	236,197
								472,766
Equity-income and Balanced funds 25.46%
American Funds Insurance Series – Capital Income Builder, Class 1	25,927,865	3,512,179	334,521	29,105,523	189	22,700	6,642	297,749
Fixed income funds 15.41%
American Funds Insurance Series – Bond Fund, Class 1	7,154,050	1,265,583	464,727	7,954,906	(21)	6,747	476	90,288
American Funds Insurance Series – Global Bond Fund, Class 1	6,567,342	1,167,973	328,334	7,406,981	124	4,902	646	89,921
								180,209
Total 96.41%					$3,253	$71,168	$9,752	$1,127,507
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 7 of 10

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
September 30, 2019
unaudited
Growth funds 25.45%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,021,359	$59,064
American Funds Insurance Series – International Fund, Class 1	2,045,458	39,559
Total growth funds (cost: $95,992,000)		98,623
Growth-and-income funds 20.37%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	5,321,123	78,965
Total growth-and-income funds (cost: $75,704,000)		78,965
Asset allocation funds 10.18%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,720,395	39,449
Total asset allocation funds (cost: $38,529,000)		39,449
Equity-income and Balanced funds 25.53%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,451,489	98,956
Total equity-income and balanced funds (cost: $89,586,000)		98,956
Fixed income funds 15.35%
American Funds Insurance Series – Global Bond Fund, Class 1	4,901,468	59,504
Total fixed income funds (cost: $57,661,000)		59,504
Short-term securities 3.17%
Government Cash Management Fund	12,283,472	12,283
Total short-term securities (cost: $12,283,000)		12,283
Total investment securities 100.05% (cost: $369,755,000)		387,780
Other assets less liabilities (0.05)%		(213)
Net assets 100.00%		$387,567
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2019[2] (000)	Unrealized depreciation at 9/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	119	December 2019	$11,900	$14,179	$(106)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Growth funds 25.45%
American Funds Insurance Series – Global Growth Fund, Class 1	1,885,673	250,818	115,132	2,021,359	$313	$6,283	$94	$59,064
American Funds Insurance Series – International Fund, Class 1	1,821,293	282,562	58,397	2,045,458	51	3,046	66	39,559
								98,623
Growth-and-income funds 20.37%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	4,971,241	527,522	177,640	5,321,123	379	8,834	272	78,965
Asset allocation funds 10.18%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,504,731	223,185	7,521	1,720,395	12	2,560	170	39,449
Equity-income and Balanced funds 25.53%
American Funds Insurance Series – Global Balanced Fund, Class 1	6,949,481	543,786	41,778	7,451,489	62	11,405	122	98,956
Fixed income funds 15.35%
American Funds Insurance Series – Global Bond Fund, Class 1	4,381,941	851,505	331,978	4,901,468	79	3,286	429	59,504
Total 96.88%					$896	$35,414	$1,153	$375,497
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 9 of 10

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $423,560,000, $376,464,000 and $145,067,000, respectively.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At September 30, 2019, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
INGEFPX-875-1119O-S73211	American Funds Insurance Series — Portfolio Series — Page 10 of 10